Document and Entity Information	May 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40791
Entity Registrant Name	2seventy bio, Inc.
Entity Central Index Key	0001860782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3658454
Entity Address, Address Line One	60 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	675-7270
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TSVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false